Income Taxes - Significant components of the deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net accumulated losses-carry forward	$ 95,110	$ 104,089	$ 107,080
Credit-related impairment of long-term investments	1,482	1,472	1,421
Receivables allowances	696	795	279
Inventory write-downs	547	845	531
Other deductible temporary difference	840	1,046	106
Less: valuation allowance	$ (98,675)	$ (108,247)	$ (109,417)	$ (101,177)